Related Parties Blalance	12 Months Ended
Mar. 31, 2024
Related Parties Balance [Abstract]
RELATED PARTIES BLALANCE

NOTE 7 – RELATED PARTIES BLALANCE

The Company’s related parties balance consisted of the following:

(i) Loan to related parties:

	As of March 31, 2024	As of March 31, 2023
Loan to related parties(a)	$1,778,524	$1,761,979

(a)	The balance is due from Horwath Capital Consultants Limited (“Horwath Capital”), to which the Company’s chairman serves as a director. On November 1, 2019 and December 4, 2019 the Company loaned $851,825 and $1,650,000 to Horwath Capital, respectively. The loan bears an interest rate of 4% and is not guaranteed. The maturity was July 31, 2020. On July 20, 2020 and March 30, 2021, Horwath Capital fully repaid $851,825 and $1,650,000 to the Company, respectively. On April 1, 2022 and April 7, 2022 the company loaned $300,000 and $1,350,000 to Horwath Capital. The loan bears an interest rate of 1% and is not guaranteed. The maturity was September 30, 2024.

(ii) Due to related party:

	As of March 31, 2024	As of March 31, 2023
Due to shareholders	$315,512	$315,512

Due to related parties	$315,512	$315,512

(b)	The balance of due to shareholders mainly due to the principal shareholders of the Company who provide funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.